2. Description of Business and Significant Accounting Policies: Accounts Receivable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Details
Trade receivables allowance for doubtful accounts	$ 11,425	$ 11,425	$ 11,425